Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of movement of allowance for doubtful accounts
Provision for doubtful accounts	$ 3,293,600	$ 368,125	$ 27,200
Accounts Receivable [Member]
Schedule of movement of allowance for doubtful accounts
Beginning balance	392,533	36,285	15,083
Provision for doubtful accounts	3,276,200	372,635	19,440
Written-off	(1,984,244)
Foreign currency translation adjustments	(14,831)	(16,387)	1,762
Ending balance	$ 1,669,658	$ 392,533	$ 36,285